Disposal and sell-down of assets	12 Months Ended
Dec. 31, 2025
Disclosure Of Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Disposal and sell-down of assets	Disposal and sell-down of assets
(a) Disposal of Greater Angostura assets to Perenco Energies International Limited
On 28 March 2025, the Group entered into an agreement with Perenco Energies International Limited (Perenco) for the sale of the
Greater Angostura assets in Trinidad and Tobago for $259 million, which is made up of a base purchase price of $206 million plus completion adjustments for working capital and interest. The divestment includes Woodside’s 45% interest in the Angostura field and
68% in the Ruby field along with the associated production facilities and onshore terminal.
The transaction completed on 11 July 2025. For the year ended 31 December 2025, the Group recognised a pre-tax gain on sale of $161 million in other income. The Group no longer holds any interest in the Angostura and Ruby fields.
Transactions with equity holders of the Group
(a) Disposal and sell-down of assets to Williams
On 23 October 2025, the Group entered into an agreement with Williams Louisiana LNG LLC (Williams) for the sale of an 80% interest in Driftwood Pipeline LLC and a 10% interest in Louisiana LNG LLC for total proceeds of $370 million, comprising a base purchase price of $250 million and reimbursement of capital expenditure incurred by the Group since the effective date of 1 January 2025. Prior to the transaction, both entities were wholly owned subsidiaries of the Group.
Driftwood Pipeline LLC develops, constructs and operates natural gas pipelines associated with the Louisiana LNG Project.
Following completion, control of Driftwood Pipeline LLC transferred to Williams. The Group recognised a gain on sale of $16 million in other income and derecognised the entity’s assets and liabilities from the consolidated statement of financial position. The retained
20% interest in Driftwood Pipeline LLC is now accounted for as an equity-accounted investment.
Louisiana LNG LLC will manage the sale of future LNG offtake. Following the sell-down, the Group retains control, and Williams holds a 10% non-controlling interest. On completion, $36 million was recognised in other reserves representing the surplus of proceeds received over the non-controlling interest recognised.
The proceeds of $370 million received from Williams are allocated between deposits/proceeds received from disposal of non-current assets and contributions from non-controlling interests in the consolidated statement of cash flows as at 31 December 2025.
(b) Sell-down of Louisiana LNG Infrastructure LLC to Stonepeak Wallaby I Acquiror LP
On 7 April 2025, the Group and Stonepeak Wallaby I Acquiror LP (Stonepeak) entered into an agreement for Stonepeak to acquire a
40% interest in Louisiana LNG Infrastructure LLC, a subsidiary within the Group. The transaction completed on 25 June 2025, with an effective date of 1 January 2025. Stonepeak will provide up to $5,700 million towards the expected capital spend for the foundation development of Louisiana LNG on an accelerated basis, contributing 75% of the expected project capital expenditure in both 2025 and
2026. As at 31 December 2025, total payment of $2,594 million was received.
Under the agreement, the Group still controls Louisiana LNG Infrastructure LLC, while Stonepeak now holds a non-controlling interest.
Stonepeak’s non-controlling interest percentage is based on the proportion of total contributions to date and will fluctuate during the construction phase. The non-controlling interest percentage is expected to revert to 40% when the project starts generating revenue.
The proceeds of $1,876 million received from Stonepeak on transaction completion are included in contributions from non‑controlling interests in the consolidated statement of cash flows as at 31 December 2025. On transaction completion date, $2,146 million has been recognised as non-controlling interest, and $278 million has been recognised in other reserves for the difference in proceeds received and the non-controlling interest recognised.
Significant estimates and judgements
(a) Control
Under IFRS 10 Consolidated Financial Statements, consolidation is required when an investor controls an investee. If a parent loses control of a subsidiary, the parent is required to derecognise the assets and liabilities of the former subsidiary at their carrying amounts at the date when control is lost. Judgement is required to determine if the Group continues to control Louisiana LNG Infrastructure LLC after the sell-down.
It has been determined that the Group continues to control and consolidate Louisiana LNG Infrastructure LLC as it has the power to direct the relevant activities and decisions requiring majority approval through its roles as operator, construction manager, and majority interest holder.
(b) Classification of non-controlling interest as equity or liability
Judgement is required to determine if the classification of the non‑controlling interest is either equity or liability based on the Group’s contractual obligation to deliver cash or another financial asset. Louisiana LNG Infrastructure LLC and Louisiana LNG LLC are not
required to distribute dividends unless Woodside Energy Group Ltd declares dividends. As the Group can indefinitely defer payment of the Louisiana LNG Infrastructure LLC dividend and Louisiana LNG LLC dividend based on the terms in the agreement, the non‑controlling interest in Louisiana LNG Infrastructure LLC and Louisiana LNG LLC is classified as equity in the Group’s consolidated financial statements. While the terms grant the Group discretion to avoid distributing dividends from Louisiana LNG
Infrastructure LLC and Louisiana LNG LLC, the exercise of this discretion may increase the non-controlling interest’s entitlement to future discretionary distributions.